SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
ECOLAB PUERTO RICO SAVINGS PLAN
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)

SUPPLEMENTAL SCHEDULE

SCHEDULE H, LINE 4i – SCHEDULE OF ASSETS (HELD AT END OF YEAR)

As of December 31, 2025

EIN 41-0231510

Plan Number: 005

	(in thousands)
		(c)
(a)	(b)	Description of investment	(e)
	Identity of Issue, Borrower, Lessor,	including maturity date, rate of interest,	Current
	or Similar Party	collateral, par, or maturity value	Value

	Registered investment companies
	Spartan 500 Index Fund Investor Class	Mutual Fund	$3,129
	Dodge & Cox Stock Fund	Money Market	321
	Fidelity Extended Market Index Fund	Mutual Fund	283
	Spartan US Bond Index Fund	Mutual Fund	278
	American Europacific Growth R6	Mutual Fund	180
	Fidelity Government Money Market Fund	Mutual Fund	175
	Western Asset Core Plus Bond Fund	Mutual Fund	6
	Fidelity Global ex US Index Fund	Money Market	5
*	Banco Popular Time Deposit Open Account	Mutual Fund	2
	Total registered investment companies		4,379

	Common/collective trusts
	State Street Target Retirement 2035 Fund M	Common/collective trusts	1,146
	State Street Target Retirement 2040 Fund M	Common/collective trusts	1,096
	State Street Target Retirement 2030 Fund M	Common/collective trusts	919
	State Street Target Retirement 2045 Fund M	Common/collective trusts	908
	State Street Target Retirement 2050 Fund M	Common/collective trusts	476
	State Street Target Retirement 2025 Fund M	Common/collective trusts	427
	State Street Target Retirement 2055 Fund M	Common/collective trusts	251
	Harbor Capital Appreciate CIT	Common/collective trusts	77
	State Street Target Retirement 2060 Fund M	Common/collective trusts	70
	Wellington Trust Investment Fund	Common/collective trusts	61
	State Street Target Retirement 2065 Fund M	Common/collective trusts	54
	State Street Target Retirement Income Fund M	Common/collective trusts	25
	Total common/collective trusts		5,510

*	Ecolab Inc. common stock	Common Stock	4,580

*	Notes receivable from participants	Participant notes due on various
		dates through August 2030 (stated
		interest rates ranging from 4.25% to 9.50%)	392

			$14,861
	(*) Party-in-interest
	(d) Cost is omitted for participant-directed investments